Document and Entity Information	Dec. 03, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	FLOWSERVE CORP
Amendment Flag	true
Entity Central Index Key	0000030625
Document Type	8-K/A
Document Period End Date	Dec. 03, 2019
Entity Incorporation, State or Country Code	NY
Entity File Number	1-13179
Entity Tax Identification Number	31-0267900
Entity Address, Address Line One	5215 N. O’Connor Blvd.
Entity Address, Address Line Three	5215 N. O’Connor Blvd.
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	972
Local Phone Number	443-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On December 3, 2019, Flowserve Corporation, a New York corporation (the “Company”), filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original 8-K”) announcing the appointment of John E. (Jay) Roueche, III, the Company’s Vice President, Treasurer and Investor Relations, as interim Chief Financial Officer. This Amendment No. 1 to the Original 8-K is being filed solely to report certain compensation arrangements related to Mr. Roueche’s service as interim Chief Financial Officer.
Common Stock, $1.25 Par Value [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $1.25 Par Value
Trading Symbol	FLS
Security Exchange Name	NYSE
1.25% Senior Notes due 2022 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.25% Senior Notes due 2022
Trading Symbol	FLS22A
Security Exchange Name	NYSE